Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Summary of Inventories

TCHF	December 31, 2023	December 31, 2022
Raw material	2,728	2,758
Finished goods	656	139

Gross inventories	3,384	2,897
Valuation allowance	(2,827)	(2,670)

Total	557	227